Note 30 - Fixed and Floating Rate Trust Preferred Securities (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Fixed and Floating Rate Trust Preferred Securities [Abstract]
Fixed rate	[1]	€ 0	€ 269
Floating rate	[1]	528	1,052
Total trust preferred securities	[1]	€ 528	€ 1,321

[1]	Perpetual instruments, redeemable at specific future dates at the Group’s option.